Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the calculation of the fair value of the total consideration transferred to Bonterra Builders and the amounts of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Calculation of purchase price consideration

Cash paid for Bonterra Builders net assets	$40,818
Contingent consideration (earn-out)	6,000
Debt repaid at closing	52,941
Total consideration	$99,759

Assets acquired and liabilities assumed
Assets
Receivables and other current assets	$574
Land and other inventories	91,632
Property and equipment	14
Trade name	1,400
Non-compete intangible asset	600
Goodwill	13,223
Total assets acquired	107,443

Liabilities
Accounts payable	5,071
Accrued and other liabilities	763
Customer deposits	1,850
Total liabilities assumed	7,684
Total net assets acquired	$99,759

Pro Forma Operating Results

The following represents the unaudited pro forma operating results as if Bonterra Builders had been included in the Company’s consolidated statements of operations and comprehensive income (loss) as of the beginning of the fiscal year presented (in thousands, except per share data):

	Year Ended December 31,
	2015	2014
Revenue	$588,533	$397,695
Net income	$17,158	$1,674